Consolidated Statement of Cash Flows - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Income for the fiscal year before income tax		$ 360,014,620		$ 1,883,015,098	[1]	$ 401,071,593
Adjustment for the total monetary effect of the fiscal year		2,359,350,148		2,850,305,910	[1]	1,551,819,047
Adjustments to obtain cash flows from operating activities:
Amortization and depreciation		138,140,500		126,517,980	[1]	103,405,915
Credit loss expense on financial assets		108,107,103		100,103,207	[1]	46,776,285
Difference in quoted prices of foreign currency		(230,684,165)		(1,131,690,314)	[1]	(573,816,274)
Other adjustments		(1,366,675,024)		263,051,583	[1]	990,216,843
Net increase / decrease from operating assets:
Debt securities at fair value through profit or loss		4,659,994,634		(1,981,404,743)	[1]	(1,003,214,145)
Derivative financial instruments		9,337,491		20,010,125	[1]	(273,792)
Repo transactions		1,340,514,525		(364,050,204)	[1]	(5,106,065)
Loans and other financing
Non-financial public sector		(59,679,256)		4,695,553	[1]	16,419,754
Other financial entities		(41,432,113)		(15,412,178)	[1]	13,661,698
Non-financial private sector and foreign residents		(1,820,535,307)		612,452,242	[1]	516,726,485
Other debt securities		(4,221,686,370)		524,584,796	[1]	308,016,695
Financial assets delivered as guarantee		42,289,786		6,899,176	[1]	29,653,856
Equity Instruments at fair value through profit or loss		(1,722,434)		(891,398)	[1]	44,252,796
Other assets		(93,844,797)		35,951,928	[1]	67,319,504
Deposits
Non-financial public sector		236,263,120		(130,360,243)	[1]	569,442
Financial sector		(31,933,700)		32,743,962	[1]	(1,484,347)
Non-financial private sector and foreign residents		879,218,267		(2,804,977,207)	[1]	1,006,952,005
Liabilities at fair value through profit or loss		(22,923,405)		(17,767,674)	[1]	(17,934,461)
Derivative financial instruments		(4,858,267)		(12,517,212)	[1]	(17,375)
Repo transactions		(32,438,415)		51,395,109	[1]
Other liabilities		119,532,151		(180,449,401)	[1]	34,120,549
Income tax paid		(322,210,844)		(57,804,036)	[1]	(18,243,607)
Total cash from (used in) operating activities		2,002,138,248		(185,597,941)	[1]	3,510,892,401
Cash flows from investing activities
Acquisition of PPE, intangible assets and other assets		(124,516,286)		(124,284,578)	[1]	(164,965,355)
Obtaining control of subsidiaries or other businesses		(8,526,251)		(47,813,256)	[1]
Other payments related to investing activities		(647,263)		(1,356,167)	[1]	(25,898)
Other collections related to investing activities	[1]			350,545,498
Total cash used in investing activities (B)		(133,689,800)		177,091,497	[1]	(164,991,253)
Payments:
Dividends		(466,940,836)		(391,293)	[1]	(129,487,826)
Non-subordinated corporate bonds		(82,463,383)		(10,622,097)	[1]	(34,561,157)
Financing from local financial entities		(5,910,052)		(16,545,759)	[1]
Subordinated corporate bonds		(28,369,186)		(28,185,148)	[1]	(31,560,769)
Other payments related to financing activities		(8,343,738)		(8,570,173)	[1]	(7,034,467)
Collections:
Non-subordinated corporate bonds				64,190,521	[1]	20,001,945
Financing from local financial entities						13,252,726
Total cash used in financing activities (C)		(592,027,195)		(123,949)	[1]	(169,389,548)
Effect of exchange rate fluctuations (D)		365,923,672		1,980,056,272	[1]	856,610,716
Monetary effect on cash and cash equivalents (E)		(1,793,712,775)		(4,042,040,273)	[1]	(3,041,682,969)
Net (decrease) / increase in cash and cash equivalents (A+B+C+D+E)		(151,367,850)		(2,070,614,394)	[1]	991,439,347
Cash and cash equivalents at the beginning of the fiscal year		3,014,889,105	[1]	5,085,503,499	[1]	4,094,064,152
Cash and cash equivalents at the end of the fiscal year		$ 2,863,521,255		$ 3,014,889,105	[1]	$ 5,085,503,499	[1]

[1]	See Note 3.